Cash and cash equivalents and debt financing	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents and debt financing [Abstract]
Cash and cash equivalents and debt financing
12. Cash and cash equivalents and debt financing

	30 June 2022	31 December 2021
	£m	£m
Cash at bank and in hand	1,679.6	2,776.6
Short-term bank deposits	95.4	1,106.3
Overdrafts[1]	(285.7)	(342.3)
Cash and cash equivalents	1,489.3	3,540.6
Note
[1]    Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.
The Group estimates that the fair value of corporate bonds is £4,119.2 million at 30 June 2022 (31 December 2021: £4,790.3 million). The Group considers that the carrying amount of bank loans approximates their fair value.
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the carrying value:

	30 June 2022	31 December 2021
	£m	£m
Within one year	(121.6)	(326.8)
Between one and two years	(755.9)	(745.4)
Between two and three years	(1,129.7)	(646.5)
Between three and four years	(73.2)	(492.8)
Between four and five years	(1,352.2)	(698.0)
Over five years	(1,940.0)	(2,546.3)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,372.6)	(5,455.8)
Short-term overdrafts – within one year	(285.7)	(342.3)
Future anticipated cash flows	(5,658.3)	(5,798.1)
Effect of discounting/financing rates	748.5	1,014.1
Debt financing	(4,909.8)	(4,784.0)